Stock Issuance and Exchange (Details) - USD ($)			3 Months Ended
	Jul. 31, 2013	Sep. 29, 2010	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 12, 2015
Class of Stock [Line Items]
Shares Issued, Price Per Share						$ 17.22
Stock Issuance, Value		$ 8,000,000
Common Stock Par Value Per Share				$ 0.01	$ 0.01
Payments for Repurchase of Warrants	$ 50,000
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value		18,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value		18,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock		4,000,000
Stock Issuance, Value		$ 4,000,000
Management [Member] | Common Stock | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		400,000
Shares Issued, Price Per Share		$ 10.00
Proceeds from Issuance of Private Placement		$ 4,000,000.0
Prior to February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.00%
After February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			9.00%
During First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			2.00%
After First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			9.00%